Bank Borrowings - Schedule of Bank Borrowings (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Borrowings [Abstract]
Short-term bank borrowings	¥ 395,087,735	¥ 375,996,175
Long-term bank borrowings due within one year		5,266,370
Total bank borrowings, current	395,087,735	381,262,545
Long-term bank borrowings		5,266,370
Less: Long-term bank borrowings due within one year		(5,266,370)
Total bank borrowings, non-current